Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

A summary of the intangible assets is presented below:

Intangible Assets	Trademark	Franchise Agreements	Non-Compete Agreement	Total
Intangible assets, net at December 31, 2016	$2,524,000	$1,157,204	$21,445	$3,702,649
Amortization expense	-	(104,550)	(5,994)	(110,544)
Impairment of intangible assets	-	(410,225)	-	(410,225)
Intangible assets, net at December 31, 2017	2,524,000	642,429	15,451	3,181,880
Amortization expense	-	(63,808)	(2,365)	(66,173)
Sale of CTI	-	-	(13,086)	(13,086)
Intangible assets, net at December 31, 2018	$2,524,000	$578,621	$-	$3,102,621

Weighted average remaining amortization period at December 31, 2018 (in years)		9.1	0.0

Schedule of Future Amortization Expense	The estimated future amortization expense is as follows:
For the Year Ended December 31,	Franchise Agreements
2019	$63,806
2020	63,981
2021	63,806
2022	63,806
2023	63,806
Thereafter	259,416
$578,621